Share premium account (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Share premium account [Abstract]
Beginning balance	[1]	$ 44.0
Issue and redemption of B shares			$ (1,800.0)	[2]	$ (500.0)	[3]
Movement in relation to share options exercised		2.9	(0.7)	[2]	5.8	[3]
Ending balance		46.5	44.0	[1]
Share Premium Account [Member]
Share premium account [Abstract]
Beginning balance		44.0	41.0		192.1
Issue and redemption of B shares		0.0	0.0	[2]	(156.7)	[3]
Movement in relation to share options exercised		2.5	3.0	[2]	5.6	[3]
Ending balance		$ 46.5	$ 44.0		$ 41.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.